Convertible Debentures (Details) - Schedule of unamortized fair value - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Unamortized Fair Value Abstract
Beginning Balance	$ 1,230,118
Unamortized fair value difference		1,341,948
Amortization of fair value difference	(1,230,118)	(111,830)
Ending Balance		$ 1,230,118